Stock Options and Warrants (Details 2) (Stock Options, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	2,325,000	2,285,000	2,285,000	2,299,000	344,000
Number Exerciseable	2,315,000	2,285,000	2,285,000	2,269,000
Stock Options Outstanding, Exercise Price	$ 1.73	$ 1.72	$ 1.72	$ 1.79	$ 2.01
Year Granted 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	160,000	160,000
Number Exerciseable	160,000	160,000
Stock Options Outstanding, Exercise Price	$ 1.25	$ 1.25
Expiration Date	Mar. 31, 2017	Mar. 31, 2017
Year Granted 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	150,000	150,000
Number Exerciseable	150,000	150,000
Stock Options Outstanding, Exercise Price	$ 2.60	$ 2.60
Expiration Date	Sep. 23, 2018	Sep. 23, 2018
Year Granted 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	2,000	2,000
Number Exerciseable	2,000	2,000
Stock Options Outstanding, Exercise Price	$ 0.51	$ 0.51
Expiration Date	Jun. 30, 2015	Jun. 30, 2015
Year Granted 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	4,000	4,000
Number Exerciseable	4,000	4,000
Stock Options Outstanding, Exercise Price	$ 0.85	$ 0.85
Expiration Date	May 16, 2016	May 16, 2016
Year Granted 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	1,965,000	1,965,000
Number Exerciseable	1,965,000	1,965,000
Stock Options Outstanding, Exercise Price	$ 1.70	$ 1.70
Expiration Date	Dec. 31, 2014	Dec. 31, 2014
Year Granted 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	2,000	2,000
Number Exerciseable	2,000	2,000
Stock Options Outstanding, Exercise Price	$ 1.70	$ 1.70
Expiration Date	Apr. 12, 2017	Apr. 12, 2017
Year Granted 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	2,000	2,000
Number Exerciseable	2,000	2,000
Stock Options Outstanding, Exercise Price	$ 1.38	$ 1.38
Expiration Date	Jan. 14, 2018	Jan. 14, 2018
Year Granted 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding	40,000
Number Exerciseable	30,000
Stock Options Outstanding, Exercise Price	$ 1.80
Expiration Date	Mar. 27, 2019